Derivative financial instruments and hedging activities - Notional Amount of Derivatives by Term to Maturity (Absolute Amounts) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 20,629,076	$ 17,877,454
Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	500	500
Under 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	8,850,960	8,854,687
1 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	7,579,943	5,706,664
Over 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,198,173	3,316,103
Over-the-counter contracts [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,194,763	1,904,401
Over-the-counter contracts [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	11,652,181	11,768,955
Over-the-counter contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	719,888	284,921
Over-the-counter contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	725,197	281,357
Over-the-counter contracts [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,746,774	1,428,824
Over-the-counter contracts [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	184,846	35,907
Over-the-counter contracts [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,789,461	1,481,099
Over-the-counter contracts [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	72,226	46,046
Over-the-counter contracts [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	73,337	54,481
Over-the-counter contracts [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	20,854	10,265
Over-the-counter contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	310,388	165,815
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,014,752	1,895,613
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,294,746	4,535,040
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	83,247	101,663
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	77,601	87,254
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,715,266	1,397,520
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	79,264	30,358
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	469,910	347,477
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	54,756	33,202
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	54,985	37,716
Over-the-counter contracts [member] | Under 1 year [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,693	1,578
Over-the-counter contracts [member] | Under 1 year [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	201,489	81,720
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	179,624	8,788
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	5,026,410	4,377,512
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	462,599	155,985
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	464,906	156,886
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	30,523	30,688
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	50,416	4,379
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	894,250	767,742
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	14,409	11,037
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	14,969	12,250
Over-the-counter contracts [member] | 1 to 5 years [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	14,724	5,263
Over-the-counter contracts [member] | 1 to 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	90,436	66,686
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	387
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,331,025	2,856,403
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	174,042	27,273
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	182,690	37,217
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	985	616
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	55,166	1,170
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	425,301	365,880
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,061	1,807
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,383	4,515
Over-the-counter contracts [member] | Over 5 years [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,437	3,424
Over-the-counter contracts [member] | Over 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	18,463	17,409
Exchange-traded contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	93,642	5,899
Exchange-traded contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	76,235	3,835
Exchange-traded contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	258,970	288,229
Exchange-traded contracts [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	226,046	61,301
Exchange-traded contracts [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	484,240	55,502
Exchange-traded contracts [member] | Foreign exchange contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	28	277
Exchange-traded contracts [member] | Foreign exchange contracts, futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount		340
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	56,657	2,587
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	59,840	2,544
Exchange-traded contracts [member] | Under 1 year [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	214,725	228,549
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	107,054	38,825
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	363,947	32,424
Exchange-traded contracts [member] | Under 1 year [member] | Foreign exchange contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	28	277
Exchange-traded contracts [member] | Under 1 year [member] | Foreign exchange contracts, futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount		340
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	36,985	3,312
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	16,395	1,291
Exchange-traded contracts [member] | 1 to 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	44,245	59,308
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	118,805	22,465
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	120,247	23,072
Exchange-traded contracts [member] | Over 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount		372
Exchange-traded contracts [member] | Over 5 years [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	187	11
Exchange-traded contracts [member] | Over 5 years [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	46	6
Trading Derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	20,067,095	17,460,315
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,186,862	1,904,401
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	11,180,497	11,424,094
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	719,888	284,921
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	725,197	281,357
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,724,606	1,420,575
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	177,622	27,545
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,743,465	1,430,437
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	72,226	46,046
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	73,337	54,481
Trading Derivatives [member] | Over-the-counter contracts [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	20,341	9,752
Trading Derivatives [member] | Over-the-counter contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	303,893	161,323
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	93,642	5,899
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	76,235	3,835
Trading Derivatives [member] | Exchange-traded contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	258,970	288,229
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	226,046	61,301
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	484,240	55,502
Trading Derivatives [member] | Exchange-traded contracts [member] | Foreign exchange contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	28	277
Trading Derivatives [member] | Exchange-traded contracts [member] | Foreign exchange contracts, futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount		340
Other than trading [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	561,981	417,139
Other than trading [member] | Over-the-counter contracts [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	7,901
Other than trading [member] | Over-the-counter contracts [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	471,684	344,861
Other than trading [member] | Over-the-counter contracts [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	22,168	8,249
Other than trading [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	7,224	8,362
Other than trading [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	45,996	50,662
Other than trading [member] | Over-the-counter contracts [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	513	513
Other than trading [member] | Over-the-counter contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 6,495	$ 4,492